Fair Value of Financial Instruments - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	$ 676,800,000	$ 400,600,000
Long and short listed equity option contracts	100,000	400,000
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation investments		$ 1,100,000